Condensed Parent Company Only Financial Statements - Summary of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ (178)	$ 1,403	$ 1,141	$ 935	$ 1,106	$ 985	$ 304	$ 509	$ 3,301	$ 2,904	$ 2,404
Increase (decrease) in:
Net cash provided by operating activities									8,269	6,520	6,436
Cash flows from financing activities:
Purchase of treasury stock									(1,308)	(1,876)	(11,926)
Proceeds on ESOP loan									647	632	704
Dividends paid on common stock									(1,174)	(993)	(1,023)
Net cash provided by (used in) financing activities									22,032	(10,724)	(34,634)
Increase (decrease) in cash and cash equivalents									19,327	(28,949)	14,259
Cash and cash equivalents, beginning of period				25,749				54,698	25,749	54,698	40,439
Cash and cash equivalents, end of period	45,076				25,749				45,076	25,749	54,698
HopFed [Member]
Cash flows from operating activities
Net income									3,301	2,904	2,404
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiary									(2,230)	(1,364)	8,943
Amortization of restricted stock									106	135	190
Increase (decrease) in:
Current income taxes payable									330	(49)	11
Accrued expenses									106	(392)	(149)
Net cash provided by operating activities									1,613	1,234	11,399
Cash flows from financing activities:
Purchase of treasury stock									(1,308)	(1,876)	(11,926)
Proceeds on ESOP loan									647	632	704
Dividends paid on common stock									(1,174)	(993)	(1,022)
Net cash provided by (used in) financing activities									(1,835)	(2,237)	(12,244)
Increase (decrease) in cash and cash equivalents									(222)	(1,003)	(845)
Cash and cash equivalents, beginning of period				$ 1,084				$ 2,087	1,084	2,087	2,932
Cash and cash equivalents, end of period	$ 862				$ 1,084				$ 862	$ 1,084	$ 2,087